Income Tax (Details) - Schedule of deferred tax - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax (Details) - Schedule of deferred tax [Line Items]
Beginning of period	¥ 6,319	¥ 7,470
Credited/ (charged) to profit or loss	(6,319)	(1,151)
Ending of period		6,319
Leases [Member]
Income Tax (Details) - Schedule of deferred tax [Line Items]
Beginning of period	156	95
Credited/ (charged) to profit or loss	(156)	61
Ending of period		156
Expected credit losses on debt financial assets [Member]
Income Tax (Details) - Schedule of deferred tax [Line Items]
Beginning of period	5,068	6,382
Credited/ (charged) to profit or loss	(5,068)	(1,314)
Ending of period		5,068
Trade payables, accrual and provisions [Member]
Income Tax (Details) - Schedule of deferred tax [Line Items]
Beginning of period	2,512	2,440
Credited/ (charged) to profit or loss	(2,512)	72
Ending of period		2,512
Fair value adjustment arising from business combinations [Member]
Income Tax (Details) - Schedule of deferred tax [Line Items]
Beginning of period	(1,417)	(1,447)
Credited/ (charged) to profit or loss	1,417	30
Ending of period		¥ (1,417)